S000003462 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	25.02%	14.53%	13.10%
Sit Balanced Fund
Prospectus [Line Items]
Average Annual Return, Percent		18.02%	10.14%	9.13%
Sit Balanced Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.13%	9.28%	8.13%
Sit Balanced Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.94%	7.82%	7.13%

[1]	A broad-based securities market index that represents the overall domestic debt markets.
[2]	A broad-based securities market index that represents the overall domestic equity markets.